Average Annual Total Returns - Multi-Asset Diversified Income Index Fund	Multi-Asset Diversified Income Index Fund 1 Year	Multi-Asset Diversified Income Index Fund 5 Years	Multi-Asset Diversified Income Index Fund Since Inception	Multi-Asset Diversified Income Index Fund Inception Date	Multi-Asset Diversified Income Index Fund After tax on distributions 1 Year	Multi-Asset Diversified Income Index Fund After tax on distributions 5 Years	Multi-Asset Diversified Income Index Fund After tax on distributions Since Inception	Multi-Asset Diversified Income Index Fund After tax on distributions and sale of fund shares 1 Year	Multi-Asset Diversified Income Index Fund After tax on distributions and sale of fund shares 5 Years	Multi-Asset Diversified Income Index Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ US Multi-Asset Diversified Income Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ US Multi-Asset Diversified Income Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ US Multi-Asset Diversified Income Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Dow Jones U.S. Select Dividend(TM) Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones U.S. Select Dividend(TM) Index (reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones U.S. Select Dividend(TM) Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(14.35%)	2.30%	2.72%	Aug. 13, 2012	(16.51%)	(0.31%)	0.15%	(8.59%)	0.66%	0.98%	(13.99%)	2.93%	3.38%	18.40%	15.22%	14.78%	(4.56%)	9.25%	10.55%